Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax benefit	$ 1.3	$ 0.2	$ 1.2	$ 0.1
Defined benefit retirement plan, tax expense	0.0	0.1	0.1	0.1
Change in cash flow hedging, tax benefit	$ 0.4	$ 0.2	$ 0.6	$ 0.4